The Chartwell Funds

1205 Westlakes Drive, Suite 100

Berwyn, Pennsylvania 19312

May 2, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:       The Chartwell Funds (the “Registrant”)

File No. 333-216993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that (i) the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 14 (“PEA 14”) to the Registrant's registration statement on Form N-1A, and (ii) the text of PEA 14 has been filed electronically.

If you need any further assistance, please contact the undersigned at (513) 869-4262.

Very truly yours,

/s/ Maggie Bull

By: Maggie Bull

Title: Secretary